                                                        Registration No. 2-74285
                                                                        811-3274

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 29

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 29

                             MONEY MARKET PORTFOLIO

                          (FORMERLY CASH INCOME TRUST)
                           (Exact name of Registrant)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including Area Code: (860) 277-0111


                                ERNEST J. WRIGHT
                       Secretary to the Board of Trustees
                             Money Market Portfolio
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering:  _____________________

It is proposed that this filing will become effective (check appropriate box):

_______  immediately upon filing pursuant to paragraph (b).
___X___  on May 1, 1999 pursuant to paragraph (b).
_______  60 days after filing pursuant to paragraph (a)(1).
_______  on ___________ pursuant to paragraph (a)(1).
_______  75 days after filing pursuant to paragraph (a)(2).
_______  on ___________ pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:

______ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                             MONEY MARKET PORTFOLIO

                          GOAL -- HIGH CURRENT INCOME,
                     PRESERVATION OF CAPITAL AND LIQUIDITY

Fund shares are offered only to separate accounts of The Travelers Insurance Company and The Travelers Life and Annuity Company (together, "The Travelers"). The Fund serves as a funding option for certain variable annuity and variable life insurance contracts issued by The Travelers.

                                ONE TOWER SQUARE
                          HARTFORD, CONNECTICUT 06183

                             TELEPHONE 800-842-9368


                                   PROSPECTUS

                                  May 1, 1999


TABLE OF CONTENTS



Goals and Investments..................    2

Fund Performance.......................    2

Investments and Practices..............    3

Management.............................    4

     Investment Adviser................    4

     Portfolio Manager.................    5

Legal Proceedings......................    5

Year 2000 Compliance...................    5

Euro Conversion........................    6

Shareholder Transactions and Pricing...    6

Tax Consequences of Dividends and
  Distributions........................    7

Financial Highlights...................    8



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THE FUND'S SHARES AS AN INVESTMENT AND HAS NOT DETERMINED THAT THIS PROSPECTUS IS COMPLETE OR ACCURATE. IT IS AGAINST THE LAW FOR ANYONE TO TELL YOU OTHERWISE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF THE BANK AND IS NOT INSURED OR GUARANTEED BY THE

FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             MONEY MARKET PORTFOLIO

                             Goals and Investments

                                                INVESTMENT ADVISER:  Travelers
                                                Asset
                                                     Management International
                                                Corp.


                                                PORTFOLIO MANAGER:  Emil
                                                Molinaro, Jr.

FUND'S OBJECTIVE:     High current return,
                      preservation of capital
                      and liquidity.

KEY INVESTMENTS:      Money market
                      instruments.


SELECTION PROCESS: The Fund is a "money
market" fund that invests in high quality U.S. dollar denominated money market instruments. High quality instruments generally are rated in the highest rating category by national rating agencies or are deemed comparable. Eligible securities must have a remaining maturity of 13 months or less (subject to certain exceptions). The Fund's portfolio manager selects from investments which include, but are not limited to:




- U.S. government securities, which include obligations issued or guaranteed by the U.S. government and its agencies, instrumentalities and government-sponsored enterprises;

- repurchase agreements backed by U.S. government securities


- short-term corporate securities


- prime commercial paper, including variable rate master demand notes


- CDs and bankers' acceptances of FDIC-insured banks, including U.S. banks, U.S. branches of foreign banks, and foreign branches of U.S. banks




PRINCIPAL RISK FACTORS: The Fund seeks to preserve the value of your investment at $1.00 per share, although it is possible for investors to lose money. The Fund could underperform other short-term investments or money market funds if interest rates rise sharply, or if an issuer of the Fund's securities defaults or has its credit rating downgraded and fails to perform as expected.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                FUND PERFORMANCE


The chart and table below show how an investment in the Fund has varied over time. The returns shown assume that any dividends and distributions have been reinvested in the Fund. The returns are not reduced to reflect any variable insurance contract charges or fees that may be assessed by The Travelers. Past performance can give some indication of the Fund's risk, but does not guarantee future performance. To obtain the 7-day yield as of December 31, 1998, you may call 1-800-842-9368.


     YEAR-BY-YEAR % TOTAL RETURNS AS OF 12/31

[% TOTAL RETURNS BAR GRAPH]

                                                               YEAR-BY YEAR % TOTAL RETURNS AS OF 12/31
                                                               ----------------------------------------
'89                                                                              7.57
'90                                                                              7.44
'91                                                                              6.50
'92                                                                              3.22
'93                                                                              2.14
'94                                                                              2.78
'95                                                                              4.17
'96                                                                              4.20
'97                                                                              5.03
'98                                                                              5.08

                The Fund commenced operations on March 18, 1982.


Best Quarter:                           2nd (89)                          2.39 %


Worst Quarter:                          1st (94)                          0.38 %

                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/1998


                          1 year      5 year      10 year


                           5.08 %      4.19 %      5.88 %

                           INVESTMENTS AND PRACTICES


The Fund invests in various instruments subject to its investment policy and Rule 2a-7 of the Investment Company Act. The Fund may invest in all of the following or other similar instruments, as described on page 2 of this prospectus and in the Statement of Additional Information. For a free copy of the Statement of Additional Information, see the back cover of this prospectus.



COMMERCIAL PAPER AND
SHORT-TERM CORPORATE DEBT      Commercial paper is short-term unsecured
                               promissory notes issued by corporations to finance their short-term credit needs. Commercial paper is usually sold at a discount and is issued with a maturity of not more than 9 months.
                               Short-term corporate debt that the Fund may purchase includes notes and bonds issued by corporations to finance longer-term credit needs.
                               These debt securities are issued with maturities of more than 9 months. The Fund may purchase short-term corporate debt with a remaining maturity of 397 days or less at the time of purchase.



U.S. GOVERNMENT MONEY MARKET
SECURITIES                     These are short-term debt instruments issued or
                               guaranteed by the U.S. Government or its agencies, instrumentalities or government-sponsored enterprises. The full faith and credit of the United States back not all U.S.
                               government securities. For example, its right to borrow money from the U.S. Treasury under certain circumstances supports U.S. government securities such as those issued by Fannie Mae. Other U.S.
                               government securities, such as those issued by the Federal Farm Credit Banks Funding
                               Corporation, are supported only by the credit of the entity that issued them.



CREDIT AND LIQUIDITY
ENHANCEMENTS                   Enhancements include letters of credit,
                               guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. Credit and liquidity enhancements are designed to enhance the credit quality of an instrument to eligible security status. However, they expose the Fund to the credit risk of the entity providing the credit or liquidity enhancement. Changes in the credit quality of the provider could affect the value of the security and the Fund's share price.



PUT FEATURES                   These entitle the holder to put or sell a
                               security back to the issuer or another party who issued the put. Demand features, standby commitments, and tender options are types of put features. In exchange for getting the put, the Fund may accept a lower rate of interest. The
                               Fund evaluates the credit quality of the put provider as well as the issuer, if a different party. The put provider's creditworthiness affects the credit quality of the investment.



VARIABLE AND FLOATING RATE
SECURITIES                     These securities have interest rates that adjust
                               periodically, which may be either at specific intervals or whenever an external benchmark rate changes. Interest-rate adjustments are designed to help maintain a stable price for the security.

REPURCHASE AGREEMENTS          These permit the Fund to buy a security at one
                               price and, at the same time, agree to sell it back at a higher price. Delays or losses to the Fund could result if the other party to the agreement defaults or becomes insolvent.



RISK FACTORS



Corporate debt securities held by the Fund may be subject to several types of investment risk, including market or interest-rate risk. This risk relates to the change in market value caused by fluctuations in prevailing interest rates and credit risk, which, in turn, relates to the ability of the issuer to make timely interest payments and to repay the principal at maturity. Short-term corporate debt is less subject to market or interest-rate risk than longer-term corporate debt. Certain corporate debt securities may be subject to call or income risk. This risk appears during periods of falling interest rates and involves the possibility that securities with high interest rates will be prepaid or "called" by the issuer prior to maturity.


Because interest rates on money market instruments fluctuate in response to economic factors, rates on the Fund's short-term investments and the daily dividends paid to its shareholders will vary, rising or falling with short-term interest rates generally. Yields from short-term securities may be lower than yields from longer-term securities. Also, the value of the Fund's securities generally varies inversely with interest rates, the amount of outstanding debt and other factors. This means that the value of the Fund's investments usually increases as short-term interest rates fall and decreases as short-term interest rates rise.

Fund investments may be unprofitable in a time of sustained high inflation. In addition, the Fund's investments in certificates of deposit issued by U.S. branches of foreign banks and foreign branches of U.S. banks involve somewhat more risk, but also more potential reward, than investments in comparable domestic obligations.

                                   MANAGEMENT

INVESTMENT ADVISER

TRAVELERS ASSET MANAGEMENT INTERNATIONAL CORPORATION ("TAMIC") provides investment advice, and, in general, supervises the management and investment program for the Fund.

TAMIC is a registered investment adviser that was incorporated in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Citigroup, Inc. TAMIC also acts as an investment adviser or subadviser for:

     -  other investment companies used to fund variable products

     -  individual and pooled pension and profit-sharing accounts

     - domestic insurance companies affiliated with The Travelers Insurance Company (which is affiliated with TAMIC)

     -  nonaffiliated insurance companies

For the year ended December 31, 1998, the Fund paid TAMIC an advisory fee at the annual rate of 0.3233% of the Fund's average daily net assets. This percentage also reflects the maximum advisory fee payable to Tamic.



PORTFOLIO MANAGER



Mr. Emil J. Molinaro Jr. has served as the Fund's day-to-day portfolio manager since March, 1995. Mr. Molinaro is currently a Vice President of The Travelers Insurance Company's Securities Department. For the past six years, he has managed short term investment portfolios backing various insurance company products, and is currently responsible for managing the Travelers Money Market Pool.


                               LEGAL PROCEEDINGS


There are no material pending legal proceedings affecting the Fund, and it has been advised by TAMIC that TAMIC has no material pending legal proceedings affecting it.


                              YEAR 2000 COMPLIANCE


The Travelers Insurance Company ("the Company") is highly dependent on computer systems and system applications for conducting its ongoing business functions. In 1996, the Company began the process of identifying, assessing and implementing changes to computer programs necessary to address the Year 2000 issue and developed a comprehensive plan to address the issue. This issue involves the ability of computer systems that have time sensitive programs to recognize properly the Year 2000. The inability to do so could result in major failures or miscalculations that would disrupt the Company's ability to meet its customer and other obligations on a timely basis.



The Company has achieved substantial compliance with respect to its business critical systems in accordance with its Year 2000 plan and is in the process of certification to validate compliance. The Company anticipates completing the certification process by June 30, 1999. An ongoing re-certification process will be put in place for third and fourth quarter 1999 to ensure all systems and products remain compliant.



The total pre-tax cost associated with the required modifications and conversions is expected to be between $25 million and $35 million and is being expensed by the Company as incurred in the period 1996 through 1999. The Company has incurred approximately $22 million to date on these efforts. The Company also has third party customers, financial institutions, vendors and others with which it conducts business and has confirmed their plans to address and resolve Year 2000 issues on a timely basis. While it is likely that these efforts by third party vendors and customers will be successful, it is possible that a series of failures by third parties could have a material adverse effect on certain operations of the Fund.



In addition, the Company is developing contingency plans to address perceived risks associated with the Year 2000 effort. These include business resumption plans to address the possibility of internal systems failures and the possibility of failure of systems or processes outside the Company's control. As of year-end 1998, the Company has completed initial business resumption contingency plans which would enable business critical units to function beginning January 1, 2000 in the event of an unexpected failure. Business resumption contingency plans are expected to be finalized by June 30, 1999. Preparations for the management of the date change will continue through 1999.


                                EURO CONVERSION


On January 1, 1999, 11 participating countries in the European Economic Monetary Union (Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal, and Spain) adopted the Euro as their official currency. As of January 1, 1999, governments in participating countries now issue new debt and redenominate existing debt in Euros, although corporations may choose whether to issue stocks or bonds in Euros or the national currency. The new European Central Bank (the "ECB") has assumed responsibility for a uniform monetary policy in participating countries. Currency conversion occurs through a "triangulation" process whereby an amount denominated in one national currency is converted into Euros, which is then converted into the second national currency. The Euro conversion presents investors with unique risks and uncertainties, including: (1) the readiness of Euro payment, clearing, and other operational systems; (2) the legal treatment of debt instruments and financial contracts denominated in or referring to existing national currencies rather than the Euro; (3) exchange-rate fluctuations between the Euro and non-Euro currencies during the transition period of January 1, 1999 through December 31, 2001 and beyond; (4) potential U.S. tax issues with respect to Fund securities; and (5) the ECB's abilities to manage monetary policies among the participating countries. Three other EU member countries (Denmark, Greece, and the United Kingdom) may convert to the Euro at a later date. These and other factors could adversely affect the value of or income from Fund securities.



                      SHAREHOLDER TRANSACTIONS AND PRICING


Fund shares are currently sold only to insurance company separate accounts in connection with the variable annuity and variable life insurance contracts issued by The Travelers. The term "shareholder" as used in this prospectus refers to any insurance company separate account that may use Fund shares as a funding option now or in the future. Fund shares are not sold to the general public. Fund shares are sold on a continuing basis without a sales charge at the net asset value next computed after the Fund's custodian receives payment. The separate accounts to which shares are sold, however, may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues only one class of shares. All shares participate equally in dividends and distributions and have equal voting, liquidation and other rights. All shares of the Fund participate equally in dividends and distributions and have equal voting liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund. Shares are redeemable transferable and freely assignable as collateral. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

PRICING OF FUND SHARES


The Fund's policy is to try to maintain a stable net asset value of $1.00 per share. To help achieve this policy, the Fund uses amortized-cost method for valuing the securities that it owns in accordance with the requirements of Rule 2a-7 under the 1940 Act. Under amortized-cost methodology, securities are valued based on the Fund's acquisition cost, adjusted for amortization of premium or accretion of discount, which is an approximation of market value of the securities.



PURCHASES AND REDEMPTIONS


Owners of variable annuity or variable life insurance contracts should follow the purchase and redemption procedures described in the accompanying separate account prospectus. The following is general information with regard to purchases and redemptions of Fund shares by insurance company separate accounts.

Fund shares are purchased and redeemed at the NAV next determined after the Fund receives a purchase or redemption order. NAVs are adjusted for fractions of a cent. Upon redemption, a shareholder may receive more or less than the amount paid at the time of purchase, depending upon changes in the value of the Fund's investment portfolio between purchase and redemption.

The Fund computes each Fund's NAV for purchases and redemptions as of the close of the Exchange on the day that the Trust has received all proper documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day, but not more than seven days later.

The Fund retains the right to refuse a purchase order. The Fund may temporarily suspend the redemption rights or postpone payments when the Exchange is closed (other than on weekends and holidays), when trading on the Exchange is restricted, or when permitted by the SEC.

                TAX CONSEQUENCES OF DIVIDENDS AND DISTRIBUTIONS

Capital gains and dividends are distributed in cash or reinvested in additional Fund shares, without a sales charge. The Fund expects that Fund shares will be held under a variable annuity or variable life insurance contract. Under current tax law, distributions that are left to accumulate in the variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Contract purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to variable annuity or variable life insurance contracts.

The Fund intends to make distributions of income and capital gains in order to qualify each year as a regulated company under Subchapter M of the Internal Revenue Code. Further, the Fund intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

                              FINANCIAL HIGHLIGHTS
                             MONEY MARKET PORTFOLIO


The financial highlights table provides information to help you understand the Fund's financial performance for the past 5 years. Certain information presents financial results for a single Fund share. The total returns in the table represent the rate that a Fund investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information for the years ended December 31, 1998 and 1997 was audited by KPMG LLP, independent auditors, whose report and the Fund's financial statements are included in the annual report to shareholders, which is available upon request. All other years presented were audited by other independent auditors.



                                                           YEAR ENDED DECEMBER 31,
                                                           -----------------------
                                             1998      1997       1996        1995        1994
Net Asset Value,
Beginning of Period.......................  $  1.00   $  1.00   $    1.00   $    1.00   $    1.00
Income from Investment Operations:
  Net Investment Income(1)................    0.049     0.049      0.0412      0.0417      0.0278
Less Distributions:(2)
  Dividends (from net investment
  income).................................   (0.049)   (0.049)    (0.0412)    (0.0417)    (0.0278)
Net Asset Value, End of Year (Unchanged
during year)..............................  $  1.00   $  1.00   $    1.00   $    1.00   $    1.00
                                            -------   -------   ---------   ---------   ---------
TOTAL RETURN(3)...........................     5.08%     5.03%       4.20%       4.17%       2.78%
                                            -------   -------   ---------   ---------   ---------
  Net Assets, End of Year (thousands).....  $42,069   $13,494   $   3,543   $   1,417   $   1,203
RATIOS/SUPPLEMENTAL DATA
  Ratio of Expenses to
  Average Net Assets
  (with reimbursement)(1)(4)..............     0.65%     0.57%       0.78%       1.25%       1.25%
  Ratio of Expenses to average net assets
  (without reimbursement)(4)..............     0.65%     1.39%       1.71%       7.37%       6.40%
  Ratio of Net Investment Income to
  Average Net Assets......................     5.37%     5.03%       3.72%         --          --



(1) Travelers reimbursed the Fund for $31,300 and $43,376 in expenses for the years ended December 31, 1997 and 1996, respectively. If expenses were not reimbursed, the per share decreases in net investment income would have been $0.002 and $0.02, respectively.



(2) Distribution from realized gains include both net realized short-term and long-term capital gains. Prior to 1996, net realized short-term capital gains were included in distributions from net investment income.



(3) Total return is determined after reflecting the reinvestment of dividends declared during the year, by dividing net investment income by average net assets. Shares in the Fund are only sold to The Travelers separate accounts in connection with the issuance of variable life insurance contracts. The above total return does not reflect the deduction of any contract charges or fees assessed by The Travelers separate accounts.



(4) Annalized.

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


                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                             MONEY MARKET PORTFOLIO

Investors who want more information about the Fund can obtain a statement of additional information ("SAI") which provides more detailed information on a number of topics and is made a part of this prospectus. Additional information about the Fund's investments is available in its annual and semi-annual reports to shareholders. The Fund's annual report provides a discussion of the market conditions and investment strategies that particularly impact the Fund's performance over the past fiscal year. These documents are free of charge. To obtain a copy, or ask other questions about the fund, do one of the following:

                             CALL -- 1-800-842-9368



--------------------------------------------------------------------------------
             WRITE -- ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
--------------------------------------------------------------------------------
                 ACCESS THE SEC'S WEBSITE -- http://www.sec.gov

Investors may, for a fee, get text-only copies of the above documents from the SEC Public Reference Room at 1-800-SEC-0330 or write to the SEC Public Reference Room, Washington, DC, 20549-6009

                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


                             MONEY MARKET PORTFOLIO
                          (Formerly Cash Income Trust)

                                   May 1, 1999

This Statement of Additional Information ("SAI") is not a prospectus. Investors should read this SAI with the Money Market Portfolio's prospectus dated May 1, 1999 and 1998 annual shareholder report. Investors may obtain a free copy of the prospectus and annual shareholder report by writing or calling us at:

                         The Travelers Insurance Company
                                Annuity Services
                                One Tower Square
                        Hartford, Connecticut 06183-5030
                     Phone number 860-277-0111 (collect); or
                            800-843-9368 (toll free)

or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



                                TABLE OF CONTENTS

                                                                          PAGE
Investment Objective, Policies and Risks .............................      2
Investment Restrictions ..............................................      5
Valuation and Pricing ................................................      7
Distributions ........................................................      8
Trustees and Officers ................................................      8
Declaration of Trust .................................................     11
Investment Advisory Services .........................................     11
Redemptions in Kind ..................................................     12
Brokerage ............................................................     12
Fund Administration ..................................................     13
Shareholder Rights ...................................................    134
Tax Status ...........................................................     14
Financial Statements .................................................     16
Additional Information ...............................................     16

                    INVESTMENT OBJECTIVE, POLICIES AND RISKS

The Money Market Portfolio (the "Fund") is registered with the SEC as a "diversified, open-end investment company" or mutual fund. The Fund was formed as a Massachusetts business trust on October 1, 1981. The Fund changed its name from "Cash Income Trust" to "Money Market Portfolio" on January 30, 1998.

The Fund's investment objective is to seek high current income from short-term money market instruments while preserving capital and maintaining a high degree of liquidity. The Fund seeks to achieve this objective by investing in short-term money market securities that are "eligible securities" under Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). All instruments that the Fund may purchase must comply with the credit quality, maturity, diversification and other risk-limiting conditions of Rule 2a-7. The Fund may purchase instruments with maximum remaining maturity of 397 days (13 months) in accordance with current Rule 2a-7 requirements.

As indicated in the prospectus, the Fund may invest in a variety of high-quality, short-term debt instruments that primarily include obligations issued or guaranteed by the U.S. government or its agencies, instrumentalities and government-sponsored enterprises (described below); certificates of deposit and bankers' acceptances of U.S. banks, U.S. branches of foreign banks, and foreign branches of U.S. banks; prime commercial paper, including variable rate master demand notes; and, repurchase agreements backed by U.S. government securities.

U.S. GOVERNMENT SECURITIES. As used in this SAI, "U.S. government securities" include securities issued by the U.S. Government, its agencies, instrumentalities and government-sponsored enterprises. U.S. government securities include a variety of Treasury securities that differ only in their interest rates, initial maturities and dates of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of greater than ten years at the date of issuance.

U.S. government securities include direct obligations of the U.S. Treasury and securities issued or guaranteed by the Federal Housing Administration, Export-Import Bank of the U.S., Small Business Administration, Government National Mortgage Association, Federal Home Loan Mortgage Corporation, The Tennessee Valley Authority, Student Loan Marketing Association and Federal National Mortgage Association.

Some U.S. government securities, such as Treasury bills and Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S.; others, such as securities of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; still others, such as bonds issued by the Federal National Mortgage Association, a private corporation, are supported only by the credit of the instrumentality. Because the U.S. Government is not obligated by law to provide support to an instrumentality or government-sponsored enterprise, the Fund will invest in those U.S. government securities only when the Fund's investment adviser, Travelers Asset Management International Corporation ("TAMIC"), determines that the credit risk with respect to the instrumentality or enterprise does not make its securities unsuitable investments. U.S. government securities will not include international agencies or instrumentalities in which the U.S. Government, its agencies, instrumentalities or government-sponsored enterprises participate, such as the World Bank, the Asian Development Bank or the Inter-American Development Bank, or issues insured by the Federal Deposit Insurance Corporation.

CERTIFICATES OF DEPOSIT. Certificates of deposit are receipts issued by a bank in exchange for the deposit of funds. The issuer/bank agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificates usually can be traded in the secondary market prior to maturity.

Certificates of deposit are limited to U.S. dollar-denominated certificates of U.S. banks with at least $1 billion in deposits as of the date of their most recently published financial statements (including foreign branches of U.S. banks, U.S. branches of foreign banks that are members of the Federal Reserve System or the Federal Deposit Insurance Corporation, and savings and loan associations that are insured by the Federal Deposit Insurance Corporation).

The Fund does not acquire time deposits or obligations issued by the International Bank for Reconstruction and Development, Asian Development Bank or Inter-American Development Bank. Additionally, the Fund currently does not intend to purchase such foreign securities (except to the extent that certificates of deposit of foreign branches of U.S. banks may be deemed foreign securities) or purchase certificates of deposit, bankers' acceptances or other similar obligations issued by foreign banks.

OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS. The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch. They also may be limited by the terms of a specific obligation and by government regulation. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidences of ownership of such securities may be held outside the U.S., the Fund is subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing domestic branches do not apply to foreign branches of domestic banks.

OBLIGATIONS OF U.S. BRANCHES OF FOREIGN BANKS. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch. They also may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a domestic bank.

COMMERCIAL PAPER RATINGS. The Fund's investments in commercial paper are limited to instruments rated A-1 by Standard & Poor's Corporation (S&P) or PRIME-1 by Moody's Investors Service, Inc. (Moody's). Commercial paper rated A-1 by S&P has liquidity ratios adequate to meet cash requirements. Further, the issuer's long-term senior debt generally is rated A or better, although, in some cases, BBB ratings may be allowed. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established, and the issuer has a strong position within the industry.

The rating PRIME-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks that may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) earnings trends over a period of ten years; (7) financial strength of a parent company and the relationships that exist with the issuer; and (8) management's recognition of obligations that may be present or may arise as a result of public preparations to meet such obligations. Relative strength or weakness of the above factors determines how the issuer's commercial paper is rated within various categories.

See Appendix for information with respect to ratings for other debt or equity securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes are unsecured obligations that permit the Fund to invest different amounts at varying interest rates under arrangements between the Fund (as lender) and the issuer of the note (as borrower). Under the note, the Fund has the right at any time to increase the amount up to the full amount provided by the note agreement, or to decrease the amount, and the borrower has the right to repay at any time up to the full amount of the note without penalty. Notes purchased by the Fund permit it to demand payment of principal and accrued interest at any time (on not more than seven days notice). Notes acquired by the Fund may have maturities of more than [13] months, provided that: (1) the Fund is entitled to payment of principal and accrued interest upon not more than seven days notice, and (2) the interest rate on such notes is adjusted automatically at periodic intervals, which normally do not exceed 31 days but may extend up to one year. The notes are deemed to have a maturity equal to the longer of the period remaining to the next interest-rate adjustment or the demand notice period. Because these notes are direct lending arrangements between the lender and the borrower, the notes normally are not traded and have no secondary market, although the notes are redeemable and, thus, repayable at any time by the borrower at face value plus accrued interest. Accordingly, the Fund's right to redeem depends on the borrower's ability to pay interest on demand and repay principal. In connection with variable rate master demand notes, TAMIC considers, under standards established by the Board of Trustees ("Board"), earning power, cash flow and other liquidity ratios of a borrower and monitors the ability of a borrower to pay principal and interest on demand. These notes are not typically rated by credit rating agencies. Unless rated, the Fund invests in them only if the investment adviser determines that the issuer meets the criteria established for commercial paper.

REPURCHASE AGREEMENTS. The Fund's Interim cash balances may be invested from time to time in repurchase agreements with approved counterparties. Approved counterparties are limited to national banks or broker-dealers on the Federal Reserve Bank of New York's list of primary reporting dealers, in each case meeting the investment adviser's credit quality standards as presenting minimal risk of default. All repurchase transactions must be collateralized by U.S. government securities with market value no less than 102% of the amount of the transaction, including accrued interest. Repurchase transactions generally mature the next business day but, in the event of a transaction of longer maturity, collateral will be marked-to-market daily and, when required, the counterparty will provide additional cash or qualifying collateral.

In executing a repurchase agreement, the Fund purchases eligible securities subject to the counterparty's agreement to repurchase them on a mutually agreed upon date and at a mutually agreed upon price. The purchase and resale prices are negotiated with the counterparty on the basis of current short-term interest rates, which may be more or less than the rate on the securities collateralizing the transaction. The Fund engages in repurchase agreements only where it takes physical delivery or, in the case of "book-entry" securities, the security is segregated in the counterparty's account at the Federal Reserve for the benefit of the Fund, to perfect the Fund's claim to the collateral for the term of the repurchase agreement in the event the counterparty fails to fulfill its obligation.

As the securities collateralizing a repurchase transaction are generally of longer maturity than the term of the transaction, in the event of default by the counterparty on its obligation, the Fund would bear the risks of delay, adverse market fluctuation and any transaction costs in disposing of the collateral.

OTHER INVESTMENT COMPANIES. The Fund may invest in other investment companies to the extent permitted by the 1940 Act, including investing some or all of its assets in one or more other such investment companies. The Fund will indirectly bear its pro rata share of any investment advisory and other fund expenses paid by the funds in which it invests.

ILLIQUID SECURITIES. The Fund may make investments in illiquid securities in an amount not exceeding 10% of the Fund's total asset value. Illiquid securities are those that are not readily marketable within seven days in the ordinary course and include restricted securities that may not be publicly sold without registration under the Securities Act of 1933 (the "1933 Act") and Rule 144A securities. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If the Fund sells such portfolio securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect to those sales, and registration of such securities under the 1933 Act may be required. The Fund will not bear the expense of such registration. In determining securities subject to the percentage limitation, the Fund will include, in addition to restricted securities, repurchase agreements maturing in more than seven days and other securities not having readily available market quotations, including options traded over-the-counter and other securities subject to restrictions on resale.

RULE 144A SECURITIES. Certain Rule 144A securities may be considered illiquid and, therefore, their purchase is subject to the Fund's limitation on the purchase of illiquid securities, unless the adviser under guidelines approved by the Board determines on an ongoing basis that an adequate trading market exists for the securities. If qualified institutional buyers become uninterested for a time in purchasing Rule 144A securities held by the Fund, the Fund's level of illiquidity could increase. The Board has established standards and procedures for determining the liquidity of Rule 144A securities and periodically monitors the adviser's implementation of the standards and procedures. The ability to sell to qualified institutional buyers under Rule 144A has developed in recent years, and the adviser cannot predict how this market will develop.

LOANS OF SECURITIES TO BROKER DEALERS. The Fund may lend securities to brokers and dealers pursuant to agreements requiring that the loans be continuously secured by cash, liquid securities, or any combination of cash and liquid securities, as collateral equal at all times in value to at least 102% of the market value of the securities loaned. The Fund will not loan securities if, after a loan, the aggregate of all outstanding securities loans exceeds one third of the value of the Fund's total assets taken at their current market value. The Fund continues to receive interest or dividends on the securities loaned and simultaneously earns interest on the investment of any cash loan collateral in U.S. Treasury notes, certificates of deposit, other high grade, short-term obligations or interest-bearing cash equivalents. Although voting rights attendant to securities loaned pass to the borrower, such loans may be called at any time and will be called so that the Fund may vote the securities if, in the opinion of the investment adviser, a material event affecting the investment would occur. There may be risks of delay in receiving additional collateral, in recovering the securities loaned, or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans may be made only to borrowers deemed to be of good standing, under standards approved by the Board of Trustees ("Board"), when the income to be earned from the loan justifies the risks.

BANKERS' ACCEPTANCES. Bankers' acceptances in which the Fund may invest are issued by domestic banks (including their branches located outside the United Sates and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by the bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less. Bankers' acceptances acquired by the Fund must have been accepted by U.S. commercial banks, including foreign branches of U.S. commercial banks, having total deposits at the time of purchase in excess of $1 billion and must be payable in U.S. dollars.


                             INVESTMENT RESTRICTIONS

Subject to shareholder approval at a meeting held April 30, 1999, the Fund adopted the following as fundamental investment policies as. The Fund may not:

FUNDAMENTAL POLICIES

The Fund, irrespective of any fundamental or non-fundamental, operating investment policies, may invest all or a portion of its assets in one or more investment companies without a shareholder vote.

1. DIVERSIFICATION: with respect to 75% of its assets, purchase a security other than a security issued or guaranteed by the U. S. Government, its agencies, instrumentalities, or government-sponsored enterprises or a security of an investment company if, as a result: (1) more than 5% of the Fund's total assets would be invested in the securities of a single issuer, or (2) the Fund would own more than 10% of the outstanding voting securities of any single issuer.

2. INDUSTRY CONCENTRATION: purchase a security if, as a result, more than 25% of the Fund's total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this policy, there is no limit on: (1) investments in U. S. government securities, in repurchase agreements covering U. S. government securities, in securities issued by the states, territories or possessions of the United States ("municipal securities") or in foreign government securities; or (2) investment in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies; provided that, except to the extent that it invests in other investment companies pursuant to Section 12(d)(1)(A) of the 1940 Act, the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3. BORROWING: borrow money if, as a result, outstanding borrowings would exceed an amount equal to one-third of the Fund's total assets.

4. REAL ESTATE: purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or in securities of companies engaged in the real estate business).

5. LENDING: make loans to other parties if, as a result, more than one-third of its total assets would be loaned to other parties. For purposes of this policy, entering into repurchase agreements, lending securities, and acquiring any debt security are not deemed to be the making of loans.

6. COMMODITIES: purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts and options on futures or from investing in securities or other instruments backed by physical commodities).

7. UNDERWRITING: be an underwriter (as that term is defined in the Securities Act of 1933, as amended (the "1933 Act")) of securities issued by other persons except, to the extent that in connection with the disposition of its assets, the Fund may be deemed to be an underwriter.

8. SENIOR SECURITIES: issue any class of senior securities except to the extent consistent with the 1940 Act.

NONFUNDAMENTAL POLICIES

Effective May 1, 1999, the Fund also complies with the following nonfundamental investment policies. The Fund will not:

1. BORROWING: for purpose of the borrowing limitation, the following are not treated as borrowings to the extent they are fully collateralized: (1) the delayed delivery of purchased securities (such as the purchase of when-issued securities); (2) reverse repurchase agreements; (3) dollar-roll transactions; and (4) the lending of securities ("leverage transactions"). (See Fundamental Policy No. 3 "Borrowing.")

2. LIQUIDITY: invest more than 10% of its net assets in: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) securities subject to restrictions on the sale of the securities to the public without registration under the 1933 Act ("restricted securities") that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Trust's Board of Trustees.

3. EXERCISING CONTROL OF ISSUERS: make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

4. OTHER INVESTMENT COMPANIES: invest in securities of another investment company, except to the extent permitted by the 1940 Act.

5. SHORT SALES: sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box"), provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

6. PURCHASING ON MARGIN: purchase securities on margin, except that the Fund may use short-term credit for the clearance of its portfolio transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

7. LENDING: lend a security if, as a result, the amount of loaned securities would exceed an amount equal to one-third of the Fund's total assets.

8. PLEDGING: pledge its assets except as permitted by the 1940 Act.


                              VALUATION AND PRICING

The Fund's policy is to try to maintain a stable net asset value of $1.00 per share. To help achieve this policy, the Fund uses amortized-cost method for valuing the securities that it owns in accordance with the requirements of Rule 2a-7 under the 1940 Act. Under amortized-cost methodology, securities are valued based on the Fund's acquisition cost, adjusted for amortization of premium or accretion of discount, which is an approximation of market value of the securities.

Under Rule 2a-7:

      1. The Board must establish written procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the its net asset value per share, as computed for the purpose of distribution, redemption and repurchase, at a single value;

      2. The Fund must: (a) maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable price per share,
(b) not purchase any instrument with a remaining maturity greater than 397 days (although the Fund currently has a more restrictive fundamental policy that requires it to limit the remaining maturity of securities purchased to maximum of one year), and (c) maintain a dollar-weighted average portfolio maturity of 90 days or less;

      3. The Fund must limit its purchase of portfolio instruments, including repurchase agreements, to those U.S. dollar-denominated instruments that the Fund's Board determines present minimal credit risks and that are eligible securities as defined by Rule 2a-7 (eligible securities generally are securities that have been rated or whose issuer has been rated or whose issuer has comparable securities rated in one of the two highest rating categories by nationally recognized statistical rating organizations or, in the case of any instrument that is not rated, is of comparable quality as determined by procedures adopted by the Fund's Board); and

      4. The Board must determine that: (a) it is in the best interest of the Fund and its shareholders to maintain a stable net asset value per share under the amortized-cost method; and (b) the Fund will continue to use the amortized-cost method only so long as the Board believes that it fairly reflects the market-based net asset value per share.

Although the investment adviser believes that it will be able to maintain the Fund's net asset value at $1.00 per share under most conditions, there can be no absolute assurance that it will be able to do so on a continuous basis. If the Fund's net asset value per share were to decline, or were expected to decline, below $1.00 (rounded to the nearest one cent), the Fund's Board might temporarily reduce or suspend dividend payments or take other action in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in an investor receiving no dividend for the period during which he or she holds shares and in his or her receiving, upon redemption, a price per share lower than that which was paid. On the other hand, if the Fund's net asset value per share were to increase, or were anticipated to increase, above $1.00 (rounded to the nearest one cent), the Fund's Board might supplement dividends or take other actions in an effort to maintain the net asset value at $1.00 per share.

The purchase and redemption price of the Fund's shares is equal to its net asset value per share or share price. The Fund's net asset value per share is calculated by subtracting the Fund's liabilities (including accrued expenses and dividends payable) from its total assets (the market value of securities owned by the Fund plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The Fund's net asset value per share normally is calculated as of the close of trading (normally 4:00 pm Eastern time) on the New York Stock Exchange ("Exchange") every day the Exchange is open. The Exchange currently is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Fund shares are redeemed at the net asset value per share, normally $1.00, next determined after the Fund receives a redemption request. The Fund computes the net asset value at the close of the Exchange at the end of the day on which it has received all documentation from the shareholder. Redemption proceeds are normally wired or mailed either the same or the next business day but in no event later than seven days thereafter.

The Fund may temporarily suspend the right to redeem its shares when: (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists as determined by the SEC so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or (4) the SEC, for the protection of shareholders, so orders.


                                  DISTRIBUTIONS

We determine the Fund's net investment income as of the close of trading on the Exchange (currently 4:00 p.m. Eastern time) on each day that the Exchange is open for trading, and at such other times as the trustees may determine, and payable immediately thereafter to each shareholder of record. Net investment income consist of: (1) all accrued interest income on the Fund's assets, (2) plus/minus all realized and unrealized gains/losses on the Fund's assets, and
(3) less the Fund's estimated expenses, including accrued expenses and fees payable to TAMIC, applicable to that dividend period. Net investment income is distributed as dividends as of the close of business each calendar month either in the form of additional shares or, at the request of shareholders, in cash. Dividends are reinvested in full and fractional shares at the rate of one share for each one dollar distributed.

Since the Fund's net investment income is declared as a dividend each day that net income is determined, the net asset value per share remains at $1.00 per share immediately after each dividend declaration. The Fund expects to have net investment income at the time of each dividend determination. If for any reason there is a net loss, the Fund will first offset such amount pro rata against dividends accrued during the month in each shareholder account. To the extent that such a net loss would exceed such accrued dividends, the Fund will reduce the number of its outstanding shares by having each shareholder contribute to the Fund's capital the pro rata portion of the total number of shares required to be canceled in order to maintain the Fund's net asset value per share at a constant value of $1.00. Each shareholder will be deemed to have agreed to such a contribution under these circumstances by investment in the Fund.

                              TRUSTEES AND OFFICERS

Under Massachusetts law, the Fund's Board has absolute and exclusive control over the management and disposition of all the Fund's assets. Subject to the provisions of its Declaration of Trust, the Fund's business and affairs are managed by the trustees or other parties so designated by the trustees. The Fund's trustees and officers are listed below.

Name and Position
   With the Fund                                      Principal Occupation During Last Five Years
   -------------                                      -------------------------------------------
* Heath B. McLendon                  Managing Director (1993-present), Salomon Smith Barney, Inc. ("Salomon Smith
  Chairman and Trustee               Barney"); President and Director (1994-present), SSBC Fund Management Inc.;
  388 Greenwich Street               Director and President (1996-present), Travelers Investment Adviser, Inc.;
  New York, New York                 Chairman and Director of fifty-nine investment companies associated with
  Age 65                             Salomon Smith Barney; Trustee (1999) of certain Trusts of Citifunds' family of Trusts; Trustee, Drew University; Advisory Director, First Empire State
                                     Corporation; Chairman, Board of Managers, seven Variable Annuity Separate
                                     Accounts of The Travelers Insurance Company+; Chairman, Board of Trustees,
                                     five Mutual Funds sponsored by The Travelers Insurance Company++; prior to
                                     July 1993, Senior Executive Vice President of Shearson Lehman Brothers Inc.

  Knight Edwards                     Of Counsel (1988-present), Partner (1956-1988), Edwards & Angell, Attorneys;
  Trustee                            Member, Advisory Board (1973-1994), thirty-one mutual funds sponsored by
  154 Arlington Avenue               Keystone Group, Inc.; Member, Board of Managers, seven Variable Annuity
  Providence,                        Separate Accounts of The Travelers Insurance Company+; Trustee, five Mutual
  Rhode Island                       Funds sponsored by The Travelers Insurance Company.++
  Age 75

  Robert E. McGill, III              Retired manufacturing executive.  Director (1983-1995), Executive Vice
  Trustee                            President (1989-1994) and Senior Vice President, Finance and Administration
  295 Hancock Street                 (1983-1989), The Dexter Corporation (manufacturer  of specialty chemicals and
  Williamstown,                      materials); Vice Chairman (1990-1992), Director (1983-1995), Life
  Massachusetts                      Technologies, Inc. (life science/biotechnology products); Director,
  Age 67                             (1994-present), The Connecticut Surety Corporation (insurance); (Director
                                     (1995-present), Chemfab Corporation (specialty materials manufacturer);
                                     Director (1999-present), Ravenwoods Winery, Inc.; Member, Board of Managers,
                                     seven Variable Annuity Separate Accounts of The Travelers Insurance Company+;
                                     Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

  Lewis Mandell                      Dean, School of Management (1998-present), State University of New York at
  Trustee                            Buffalo; Dean, College of Business Administration  (1995-1998), Marquette
  160 Jacobs Halls                   University; Professor of Finance (1980-1995) and Associate Dean (1993-1995),
  Buffalo, New York                  School of Business Administration, and Director, Center for Research and
  Age 56                             Development in Financial Services (1980-1995), University of Connecticut;
                                     Director (1992-present), GZA Geoenvironmental Tech, Inc. (engineering services); Member, Board of Managers, seven Variable Annuity Separate
                                     Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds sponsored by The Travelers Insurance Company.++

  Frances M. Hawk, CFA,              Private Investor, (1997-present); Portfolio Manager (1992-1997, HLM
  CFP                                Management Company, Inc. (investment management); Assistant Treasurer,
  Trustee                            Pensions and Benefits.  Management (1989-1992), United Technologies
  28 Woodland Street                 Corporation (broad-based designer and manufacturer of high technology
  Sherborn,                          products); Member, Board of Managers, seven Variable Annuity Separate
  Massachusetts                      Accounts of The Travelers Insurance Company+; Trustee, five Mutual Funds
  Age 51                             sponsored by The Travelers Insurance Company.++

  Ernest J. Wright                   Vice President and Secretary (1996-present), Assistant Secretary (1994-1996),
  Secretary to the Board             Counsel (1987-present), The Travelers Insurance Company; Secretary, Board of
  One Tower Square                   Managers, seven Variable Annuity Separate Accounts of The Travelers Insurance
  Hartford, Connecticut              Company+; Secretary, Board of Trustees, five Mutual Funds sponsored by The
  Age 58                             Travelers Insurance Company.++

  Kathleen A. McGah                  Assistant Secretary and Counsel (1995-present), The Travelers Insurance
  Assistant Secretary to             Company; Assistant Secretary, Board of Managers, seven Variable Annuity
  the Board                          Separate Accounts of The Travelers Insurance Company+; Assistant Secretary,
  One Tower Square                   Board of Trustees, five Mutual Funds sponsored by The Travelers Insurance
  Hartford, Connecticut              Company.++  Prior to January 1995, Counsel, ITT Hartford Life Insurance
  Age 48                             Company.

  Lewis E. Daidone                   Managing Director of Smith Barney, Senior Vice President and Treasurer of 41
  Treasurer                          investment companies associated with Smith Barney, and Director and Vice
  388 Greenwich Street               President of SBBC and TIA; Treasurer, Board of Trustees, five Mutual Funds
  New York, New York                 sponsored by The Travelers Insurance Company.++
  Age 40

  Irving David                       Vice President of Smith Barney, Asset Management Division (March
  Controller                         1994-present); Controller, Board of Trustees, five Mutual Funds sponsored by
  388 Greenwich Street               The Travelers Insurance Company.++
  New York, NY
  Age 37


+ The seven Variable Annuity Separate Accounts are: The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities, The Travelers Timed Aggressive Stock Account for Variable Annuities and The Travelers Timed Bond Account for Variable Annuities.

++ The five Mutual Funds are: Capital Appreciation Fund, Money Market Portfolio, High Yield Bond Trust, Managed Assets Trust and The Travelers Series Trust.

* Mr. McLendon is an "interested person" within the meaning of the 1940 Act by virtue of his position as Managing Director of Smith Barney, Inc., an indirect wholly owned subsidiary of CitiGroup Inc., and his ownership of shares and options to purchase shares of Citigroup Inc., the indirect parent of The Travelers Insurance Company.

COMMITTEES. To operate more efficiently, the Board established two operating committees. The Nominating Committee recommends candidates for the nomination as members of the Board. The Audit Committee reviews the scope and results of the Fund's annual audits with the Fund's independent accountants and recommends the engagement of the accountants. For the year ended December 31, 1998, the members of the Nominating and Audit Committees were Knight Edwards, Robert E. McGill III, Lewis Mandell, and Frances M. Hawk. Trustees do not receive any additional compensation for their committee services.

COMPENSATION. Board members who are also officers or employees of CitiGroup, Inc. or its subsidiaries are not entitled to any fee for their services to the Fund. Board members are not affiliated as employees of CitiGroup, Inc. or its subsidiaries receive an aggregate retainer of $19,000 for service on the Boards of the five Mutual Funds sponsored by The Travelers Insurance Company ("The Travelers") and the seven Variable Annuity Separate Accounts established by The Travelers. They also receive an aggregate fee of $2,500 for each Board meeting attended. Board members with 10 years of service may agree to provide services as an emeritus director at age 72 or upon reaching 80 years of age and will receive 50% of the annual retainer and 50% of meeting fees, if attended. The chart below shows the compensation paid to Board members for the year ended December 31, 1998.

COMPENSATION TABLE.

-------------------------------------------------------------------------------------------------------------
                                                                                      Total Compensation
                                                              Pension or Retirement   From Fund and Fund
                                        Aggregate             Benefits Accrued As     Complex Paid to
Name of Person, Position                Compensation From     Part of Fund Expenses   Directors
                                        Fund(1)
------------------------------------------------------------------------------------------------------------
Heath B. McLendon                       N/A                   N/A                     N/A
  Chairman and Trustee
-------------------------------------------------------------------------------------------------------------
Knight Edwards                          $10,500               N/A                     $31,500
  Trustee
-------------------------------------------------------------------------------------------------------------
Robert E. McGill, III                   $11,125               N/A                     $34,000
  Trustee
-------------------------------------------------------------------------------------------------------------
Lewis Mandell                           $11,125               N/A                     $34,000
  Trustee
-------------------------------------------------------------------------------------------------------------
Frances M. Hawk, CFA, CFP               $11,125               N/A                     $34,000
  Trustee
-------------------------------------------------------------------------------------------------------------

-----------------

(1) No compensation was deferred for any Trustee or Officer under a deferred compensation plan.


                              DECLARATION OF TRUST

The Fund is organized as a Massachusetts business trust. In accordance with certain decisions of the Supreme Judicial Court of Massachusetts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if the Fund were held to be a partnership, however, the possibility of its shareholders incurring financial loss for that reason appears remote because the Declaration of Trust contains an express disclaimer of shareholder liability for the Fund's obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the trustees. Further, the Declaration of Trust provides for indemnification out of Fund property for any shareholder held personally liable for the Fund's obligations.


                          INVESTMENT ADVISORY SERVICES

Travelers Asset Management International Corporation ("TAMIC"), an indirect wholly owned subsidiary of CitiGroup Inc., furnishes investment management and advisory services to the Fund in accordance with the terms of an investment advisory agreement that was approved by shareholders on April 23, 1993 (the "Agreement").

As required by the 1940 Act, the Agreement continues in effect each year so long as its continuance is specifically approved at least annually: (1) by a vote of a majority of the Board, or (2) by a vote of a majority of the Fund's outstanding voting securities. In addition, and in either event, the terms of the Agreement must be approved annually by a vote of a majority of the trustees who are not parties to, or interested persons of any party to, the Agreement, cast in person at a meeting called for the purpose of voting on such approval and at which the Board is furnished such information as may be reasonably necessary to evaluate the terms of the Agreement. The Agreement further provides that it will terminate automatically upon assignment; may be amended only with prior approval of a majority of the Fund's outstanding voting securities; may be terminated without the payment of any penalty at any time upon sixty days' notice by the Board or by a vote of a majority of the Fund's outstanding voting securities; and may not be terminated by TAMIC without prior approval of a new investment advisory agreement by a vote of a majority of the Fund's outstanding voting securities.

Under the terms of the Agreement, TAMIC shall:

     (1) obtain and evaluate pertinent economic, statistical and financial data and other information relevant to the investment policy of the Fund, affecting the economy generally and individual companies or industries, the securities of which are included in the Fund's portfolio or are under consideration for inclusion therein;

     (2) be authorized to purchase supplemental research and other services from brokers at an additional cost to the Fund;

     (3) regularly furnish recommendations to the Board with respect to an investment program for approval, modification or rejection by the Board;

     (4) take such steps as are necessary to implement the investment program approved by the Board; and

     (5) regularly report to the Board with respect to implementation of the approved investment program and any other activities in connection with the administration of the assets of the Fund.

ADVISORY FEES. For furnishing investment management and advisory services to the Fund, TAMIC is paid an amount equivalent on an annual basis to 0.3233% of the average daily net assets of the Fund. The fee is computed daily and paid weekly. For the three years ended December 31, 1996, 1997, and 1998, the Fund paid TAMIC advisory fees of $19,000, $19,634, and $96,335, respectively.

Under a management agreement dated May 1, 1993 and amended subsequently with the Fund, The Travelers has agreed to reimburse the Fund for the amount by which the Fund's aggregate annual expenses, including investment advisory fees but excluding brokerage commissions, interest charges and taxes, exceed 0.40% of the Fund's average net assets for any year. For the year ended December 31, 1998, there was no expense reimbursement.

                               REDEMPTIONS IN KIND

If conditions arise that would make it undesirable for the Fund to pay for all redemptions in cash, the Fund may authorize payment to be made in portfolio securities or other property. The Fund has obligated itself under the 1940 Act, however, to redeem for cash all shares presented for redemption in any 90-day period by any one shareholder up to $250,000 or 1% of the Fund's net assets, whichever is less. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs when these securities are sold.

                                    BROKERAGE

Subject to Board approval, TAMIC's policy, in executing transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including, without limitation:

- the overall direct net economic result to the Fund, involving both price paid or received and any commissions and other cost paid;

-     the efficiency with which the transaction is effected;

- the ability to effect the transaction at all where a large block is involved;

- the availability of the broker to stand ready to execute potentially difficult transactions in the future; and

-     the financial strength and stability of the broker.

Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid. Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends, and other statistical and factual information. Any such research and other statistical and factual information provided by brokers is considered to be in addition to and not in lieu of services required to be performed by TAMIC under its investment advisory agreement. The cost, value, and specific application of such information are indeterminable and hence are not practicably allocable among the Fund and TAMIC's other clients, who may indirectly benefit from the availability of such information. Similarly, the Fund may indirectly benefit from information made available as a result of transactions for such clients.

Purchases and sales of bonds and money market instruments are usually principal transactions and normally are purchased directly from the issuer or from the underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases. Purchases from the underwriters do include the underwriting commission or concession, and purchases from dealers serving as market makers do include the spread between the bid and asked prices. Where transactions are made in the over-the-counter market, the Fund deals with primary market makers unless more favorable prices are otherwise obtainable.

TAMIC may follow a policy of considering the sale of Fund shares a factor in selecting broker-dealers to execute portfolio transactions, subject to the requirements of best execution described above.

TAMIC's policy with respect to brokerage is and will be reviewed by the Board of Trustees periodically. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated. Because the purchase and sale of money market instruments is a principal transaction there are no brokerage commissions to report.

                               FUND ADMINISTRATION

The Fund entered into an administrative services agreement during 1996 with The Travelers to provide pricing and bookkeeping services at an annualized rate of 0.06% of the daily net assets of the Fund. The Travelers at its expense may appoint a subadministrator to perform these services. SSBC Fund Management Inc. ("SSBC") (f/k/a/ Mutual Management Corp.), an affiliate of The Travelers, has been appointed to serve in this capacity. The Travelers pays SSBC a subadministration fee at an annual rate of 0.06% of the Fund's average daily net assets. For the period ended December 31, 1996 and the years ended December 31, 1997 and 1998, the Fund paid administration fees of $6,662, $3,644, and $19,629, respectively.

                               SHAREHOLDER RIGHTS

Fund shares are currently sold only to insurance company separate accounts in connection with variable annuity and variable life insurance contracts issued by the Company. Shares are not sold to the general public. Fund shares are sold on a continuing basis, without a sales charge, at the net asset value next computed after the insurance company makes payment to the Fund's custodian. However, separate accounts to which shares are sold may impose sales and other charges, as described in the appropriate contract prospectus.

The Fund currently issues one class of shares that participate equally in dividends and distributions and have equal voting, liquidation and other rights. When issued for the consideration described in the prospectus, shares are fully paid and nonassessable by the Fund and have no preference, conversion, exchange or preemptive rights.

Shareholders are entitled to one vote for each full share owned and fractional votes for fractional shares. Shares are redeemable, transferable and freely assignable as collateral. There are no sinking fund provisions. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable life insurance contracts.)

Although the Fund is not currently aware of any disadvantages to contract owners of either variable annuity or variable life insurance contracts because the Fund's shares are available with respect to both products, an irreconcilable material conflict may conceivably arise between contract owners of different separate accounts investing in the Fund due to differences in tax treatment, management of the Fund's investments, or other considerations. The Fund's Board will monitor events in order to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and will determine what action, if any, should be taken in the event of such a conflict.

                                   TAX STATUS

GENERAL TAX INFORMATION

The Fund qualified in its last taxable year as a regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and the Fund intends to so qualify in the future so long as such qualification is in the best interest of shareholders. If the Fund qualifies as a regulated investment company and distributes substantially all of its net income and gains to its shareholders (which it intends to do), then under the provisions of Subchapter M, the Fund should have little or no income taxable to it under the Code.

The Fund must meet several requirements to maintain its status as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loaned, and gains from the sale or disposition of securities; and (2) at the close of each quarter of the Fund's taxable year, (a) at least 50% of the value of the Fund's total assets must consist of cash, U.S. government securities and other securities (no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold more than 10% of the outstanding voting stock of any issuer), and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. government securities).

In order to maintain the qualification of the Fund's status as a regulated investment company, in its business judgment, the investment adviser may restrict the Fund's ability to invest in certain types of financial instruments. For the same reason, the investment adviser may, in its business judgment, require the Fund to maintain or dispose of its investment in certain types of financial instruments beyond the time when it might otherwise be advantageous to do so.

The Fund also intends to comply with section 817(h) of the Code and the regulations issued thereunder, which impose certain investment diversification requirements on life insurance companies' separate accounts (such as the account) that are used to fund benefits under variable life insurance and variable annuity contracts. These requirements are in addition to the requirements of subchapter M and of the 1940 Act and may affect the securities in which the Fund may invest. In order to comply with the current or future requirements of section 817(h) (or related Code provisions), the Fund may be required, for example, to alter its investment objective or policies. No such change of investment policies will take place without notice to the Fund's shareholders, the approval of a majority of the outstanding voting shares if necessary, and the approval of the SEC, to the extent legally required.

ADDITIONAL TAX CONSIDERATIONS

If the Fund fails to qualify as a regulated investment company, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains (without any deduction for its distributions to its shareholders), and distributions to its shareholders will constitute ordinary income to the extent of the Fund's available earnings and profits. Owners of variable life insurance and annuity contracts that have invested in such a Fund might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral. In addition, if the Fund failed to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder, owners of variable life insurance and annuity contracts that have invested in the Fund would be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Fund's adviser, and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under the Fund, since, to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the Fund's adviser might otherwise believe to be desirable.

The Fund should not be subject to the 4% federal excise tax imposed on regulated investment companies that do not distribute substantially all their income and gains each calendar year because the tax does not apply to a regulated investment company whose only shareholders are segregated asset accounts of life insurance companies held in connection with variable annuity contracts and/or variable life insurance policies.

OTHER INFORMATION. The discussion of "Tax Consequences of Dividends and Distributions" in the prospectus and the foregoing discussion of federal income tax consequences is a general and abbreviated summary based on tax laws and regulations in effect on the date of the prospectuses. Tax law is subject to change by legislative, administrative or judicial action. Each prospective investor should consult his or her own tax advisor as to the tax consequences of investments in the Fund.

It is not feasible to comment on all of the federal tax consequences concerning the Fund. No further discussion of those consequences is included in this SAI. For information concerning the federal income tax consequences to the owners of variable life insurance and annuity contracts, see the prospectuses for the contracts.


The following is a partial list of publications that may be noted in the Fund's sales literature or shareholder materials that contain articles describing investment results or other data relative to one or more of the insurance products that purchase Fund shares. Other publications may also be cited.

Broker World                                          Financial World
Across the Board                                      Advertising Age
American Banker                                       Barron's
Best's Review                                         Business Insurance
Business Month                                        Business Week
Changing Times                                        Consumer Reports
The Economist                                         Financial Planning
Forbes                                                Fortune
Inc.                                                  Institutional Investor
Insurance Forum                                       Insurance Sales
Insurance Week                                        Journal of Accountancy
Journal of the American Society of CLU & ChFC         Journal of Commerce
Life Insurance Selling                                Life Association News
MarketFacts                                           Manager's Magazine
National Underwriter                                  Money
Morningstar, Inc.                                     Nation's Business
New Choices (formerly 50 Plus)                        The New York Times
Pension World                                         Pensions & Investments
Rough Notes                                           Round the Table
U.S. Banker                                           VARDs
The Wall Street Journal                               Working Woman

                              FINANCIAL STATEMENTS

The Fund's year-end is December 31st. Financial statements for the Fund's annual and semi-annual periods will be distributed to shareholders of record.

KPMG LLP, 345 Park Avenue, New York, NY 10154, has been selected as independent auditors to examine and report on the Fund's financial statements. The financial statements of the Registrant and the Report of Independent Accountants are contained in the Fund's Annual Report, which is incorporated in the Statement of Additional Information by reference.


                             ADDITIONAL INFORMATION

On April 1, 1999, The Travelers owned 100% of the Fund's outstanding shares. The Travelers is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is a wholly owned subsidiary of The Travelers Insurance Group Inc., which is an indirect wholly owned subsidiary of Citigroup Inc., a bank holding company. The Traveler's home office is located at One Tower Square, Hartford, Connecticut 06183, telephone 860-277-0111.

PNC Bank, 200 Stevens Drive, Lester, Pennsylvania, 19113 and Morgan Stanley Trust Company, One Pierrepont Plaza, Brooklyn, New York 11201, are custodians of all securities and cash of the Fund.

First Data Investor Services Group, Inc., 53 State Street, Exchange Place, Boston, MA 02109 acts as transfer agent and dividend disbursing agent for the Fund.

Except as otherwise stated in its prospectus or as required by law, the Fund reserves the right to change the terms of the offer stated in its prospectus without shareholder approval, including the right to impose or change fees for services provided.

No dealer, salesman or other person is authorized to give any information or to make any representation not contained in the Fund's prospectus, this SAI or any supplemental sales literature issued by the Fund, and no person is entitled to rely on any information or representation not contained in the prospectus.

The Fund's prospectus and this SAI do not contain all of the information contained in the Fund's registration statement filed with the SEC, which may be obtained from the SEC's principal office in Washington, D.C. upon payment of the fee prescribed by the rules and regulations promulgated by the SEC. Otherwise, investors may obtain the Fund's registration statement for free by accessing the SEC's website at http://www.sec.gov.

                             MONEY MARKET PORTFOLIO
                          (FORMERLY CASH INCOME TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION





L-11170S                                                      TIC Ed. 5-99
                                                              Printed in U.S.A.

                                     PART C

                                OTHER INFORMATION


Item 23.  EXHIBITS


(a) Declaration of Trust. (Incorporated herein by reference to Exhibit 1 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.) Amendment No. 2 to the Declaration of Trust. (Incorporated herein by reference to Exhibit 1(a) to Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A filed on April 22, 1998)

(b) By-Laws of Money Market Portfolio (formerly Cash Income Trust). (Incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(d) Investment Advisory Agreement between the Registrant and Travelers Asset Management International Corporation. (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on April 11, 1996.)

(g)(1) Form of Custody Agreement between the Registrant and PNC Bank, N.A. (Incorporated herein by reference to Exhibit 8(a) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(g)(2) Form of Subcustody Agreement between Morgan Stanley Trust Company and Subcustodians. (Incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(h)(1) Administrative Services Agreement between the Registrant and The Travelers Insurance Company. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

(h)(2) Form of Transfer Agency and Registrar Agreement. (Incorporated herein by reference to Exhibit 9(b) to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1, File No. 2-76640, filed April 22, 1998.)

(i) An opinion and consent of counsel as to the legality of the securities registered by the Fund. (Incorporated herein by reference to the Registrant's most recent Rule 24f-2 Notice filing on March 25, 1998.)

j(1)   Consent of KPMG LLP, Independent Certified Public Accountants.

j(3) Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatories for Heath B. McLendon, Knight Edwards, Robert E. McGill III, Lewis Mandell, Frances M. Hawk and Ian R. Stuart. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed April 11, 1996.)

j(4) Power of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Lewis E. Daidone. (Incorporated herein by reference to Exhibit 11(b) to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A filed April 18, 1997.)

(n)    Financial Data Schedule. To be filed by amendment.

Item 24.  Persons Controlled By or Under Common Control With the Registrant

          Not Applicable.


Item 25.  Indemnification

Provisions for the indemnification of the Fund's Trustees and officers are contained in the Fund's Declaration of Trust which was filed with Post-Effective Amendment No. 23 to this Registration Statement as Exhibit 1 on April 11, 1996.


Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Officers and Directors of Travelers Asset Management International Corporation (TAMIC), the Fund's Investment Adviser, are set forth in the following table:

Name                                      Position with TAMIC                       Travelers Investment Group*
----                                      -------------------                       ---------------------------
Marc P. Weill                             Director and Chairman                     Executive President
                                                                                       Chief Investment Officer
David A. Tyson                            Director, President and                   Executive Vice President
                                             Chief Investment Officer
Joseph E. Rueli, Jr.                      Director, Senior Vice President           Senior Vice President
                                             and Chief Financial Officer            and Chief Financial Officer
F. Denney Voss                            Director and Senior Vice                  Senior Vice President
                                             President                              Executive Vice President
John R. Britt                             Director and Secretary                    Senior Counsel
Gene Collins                              Senior Vice President                     Senior Vice President
Thomas Hajdukiewicz                       Senior Vice President                     Senior Vice President
Glenn N. Marchak                          Senior Vice President                     Senior Vice President
Joseph M. Mullally                        Senior Vice President                     Senior Vice President
Kathryn D. Karlic                         Senior Vice President                     Vice President
David R. Miller                           Senior Vice President                     First Vice President
Jordan M. Stitzer                         Senior Vice President                     Senior Vice President
David Amaral                              Vice President                            Trader
John R. Calcagni                          Vice President                            First Vice President
Allen R. Cantrell                         Vice President                            Vice President
A. William Carnduff                       Vice President                            Vice President
Angela Pellegrini Degis                   Vice President                            Vice President
Craig Farnsworth                          Vice President                            First Vice President
Bruce E. Fox                              Vice President                            Vice President
Carl Franzetti                            Vice President                            First Vice President
Kothandaraman Ganesh                      Vice President                            Vice President
John F. Gilsenan                          Vice President                            First Vice President
Kimerly M. Polak Guerrero                 Vice President                            Vice President
John F. Green                             Vice President                            Vice President
Edward Hinchliffe III                     Vice President and Cashier                Vice President
Richard E. John                           Vice President                            Vice President
Kurt Lin                                  Vice President                            Vice President
David R. Martin                           Vice President                            Vice President
Paul A. Mataras                           Vice President                            Vice President
Emil J. Molinaro                          Vice President                            First Vice President
John W. Petchler                          Vice President                            First Vice President
Steven A. Rosen                           Vice President                            Vice President
Andrew Sanford                            Vice President                            Vice President
Eric L. Sappenfield                       Vice President                            Trader

Charles H. Silverstein                    Vice President                            Vice President
Robert Simmons                            Vice President                            Vice President
Joel Strauch                              Vice President                            Vice President
Teresa M. Torrey                          Vice President                            First Vice President
Pamela D. Westmoreland                    Vice President                            Vice President
William M. Gardner                        Assistant Vice President                  Private Placement Officer
Jeremy C. Hughes                          Assistant Vice President                  Trader
Matthew J. McInerny                       Assistant Vice President                  Private Placement Officer
Lisa A. Thomas                            Assistant Vice President                  Assistant Vice President
William H. White                          Treasurer                                 Vice President and Treasurer
Charles B. Chamberlain                    Assistant Treasurer                       Assistant Treasurer
George M. Quaggin, Jr.                    Assistant Treasurer                       Assistant Treasurer
Marla A. Berman                           Assistant Secretary                       Assistant General Counsel
Andrew Feldman                            Assistant Secretary                       Senior Counsel, Corporate Staff
Millie Kim                                Assistant Secretary                       General Counsel
Patricia A. Uzzel                         Compliance Officer                        Assistant Vice President and
                                                                                    Investment Compliance Officer
Frank J. Fazzina                          Controller                                Vice President


* Positions held with Travelers Investment Group Inc., 388 Greenwich Street, New York, N.Y.

Item 27.  Principal Underwriter

          Not Applicable.


Item 28.  Location of Accounts and Records

     (1)  SSBC Fund Management Inc.
          388 Greenwich Street
          New York,  NY  10013

     (2)  PNC Bank, N.A.
          200 Stevens Drive
          Lester, PA 19113

     (3)  Morgan Stanley Trust Company
          One Pierrepont Plaza
          Brooklyn,  NY  11201

     (4)  First Data Investor Services Group, Inc.
          53 State Street
          Boston, MA 02109


Item 29.  Management Services

Not Applicable.


Item 30.  Undertakings

The undersigned Registrant hereby undertakes to provide to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Money Market Portfolio, certifies that it meets all of the requirements for effectiveness of this post-effective amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and that it has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 28th day of April 1999.



                             MONEY MARKET PORTFOLIO
                             ----------------------
                                  (Registrant)



                                        By: *HEATH B. McLENDON
                                            -----------------------------------
                                             Heath B. McLendon
                                             Chairman, Board of Trustees


Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to this Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of April 1999.


*HEATH B. McLENDON                      Chairman of the Board
------------------------------
 (Heath B. McLendon)


*KNIGHT EDWARDS                         Trustee
------------------------------
 (Knight Edwards)


*ROBERT E. McGILL III                   Trustee
------------------------------
 (Robert E. McGill III)


*LEWIS MANDELL                          Trustee
------------------------------
 (Lewis Mandell)


*FRANCES M. HAWK                        Trustee
------------------------------
 (Frances M. Hawk)


*LEWIS E. DAIDONE                       Treasurer
------------------------------
 (Lewis E. Daidone)



*By: /s/Ernest J. Wright, Attorney-in-Fact
     Secretary, Board of Trustees

                                  EXHIBIT INDEX

Exhibit
  No.      Description                                          Method of Filing
  ---      -----------                                          ----------------
j(1)       Consent of KPMG LLP, Independent Certified           Electronically
           Public Accountants.

(n)        Financial Data Schedule.                             Electronically